As filed with the Securities and Exchange Commission on February 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 88.59%	Value
	Administrative and Support Services - 1.84%
256,853	PayPal Holdings, Inc. (a)	$9,298,079
	Automotive Parts and Accessories - Retail - 3.46%
116,372	Advance Auto Parts, Inc.	17,515,150
	Business Services - 4.07%
442,051	Nielsen Holdings PLC	20,599,577
	Cable and Other Subscription Programming - 3.80%
340,800	Comcast Corp. - Class A	19,231,344
	Communications Equipment Manufacturing - 3.55%
262,178	Motorola Solutions, Inc.	17,946,084
	Computer and Electronic Product Manufacturing - 3.56%
171,163	Apple, Inc.	18,016,617
	Computer Systems Design Services - 1.79%
150,196	Cerner Corp. (a)	9,037,293
	Conglomerates - 4.51%
172,691	Berkshire Hathaway, Inc. - Class B (a)	22,802,120
	Drug Stores - 3.65%
189,036	CVS Caremark Corp.	18,482,050
	General Merchandise Stores - 3.37%
236,959	Dollar General Corp.	17,030,243
	Information Technology Services - 0.14%
11,700	Cognizant Technology Solutions Corp. - Class A (a)	702,234
	Insurance Carriers and Related Activities - 4.08%
224,119	Aon PLC	20,666,013
	Internet Based Services - 2.89%
11,456	Priceline Group, Inc. (a)	14,605,827
	Internet Media - 3.67%
98,373	Baidu, Inc. - ADR (a)	18,596,432
	Medical Equipment and Supplies - 3.66%
13,400	DENTSPLY International, Inc.	815,390
496,917	Smith & Nephew PLC - ADR	17,690,245
		18,505,635
	Non-Store Retailers - 0.15%
27,700	eBay, Inc. (a)	761,196
	Oil and Gas Support Services - 5.49%
65,330	Apache Corp.	2,905,225
198,554	Baker Hughes, Inc.	9,163,267
225,624	Schlumberger, Ltd.	15,737,274
		27,805,766
	Pharmaceutical Preparation and Manufacturing - 7.78%
78,272	Allergan PLC (a)	24,460,000
191,709	Baxalta, Inc.	7,482,402
86,304	Novartis AG - ADR	7,425,596
		39,367,998
	Property and Casualty Insurance - 4.29%
329,580	American International Group, Inc.	20,424,073
1,450	Markel Corp. (a)	1,280,857
		21,704,930
	Rail Transportation - 4.29%
74,216	Canadian Pacific Railway Ltd. (b)	9,469,961
46,513	Kansas City Southern	3,473,126
111,799	Union Pacific Corp.	8,742,682
		21,685,769

	Software Publishers - 13.07%
468,519	Microsoft Corp.	25,993,434
559,635	Oracle Corp.	20,443,467
249,360	SAP SE - ADR	19,724,376
		66,161,277
	Telecommunications - 3.37%
303,222	China Mobile Ltd. - ADR	17,080,495
	Transportation Equipment Manufacturing - 2.11%
667,753	Gentex Corp.	10,690,726

	TOTAL COMMON STOCKS (Cost $430,330,854)	448,292,855

Shares	PREFERRED STOCKS - 1.66%	Value
	Computer and Electronic Product Manufacturing - 1.66%
9,045	Samsung Electronics Co., Ltd. (c)	8,415,927
	TOTAL PREFERRED STOCKS (Cost $7,459,435)	8,415,927

	MONEY MARKET FUNDS - 9.20%
46,520,945	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	46,520,945
	TOTAL MONEY MARKET FUNDS (Cost $46,520,945)	46,520,945

	Total Investments in Securities (Cost $484,311,234) - 99.45%	503,229,727
	Other Assets in Excess of Liabilities - 0.55%	2,785,490
	TOTAL NET ASSETS - 100.00%	$506,015,217

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2015.

Scharf Balanced Opportunity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 66.66%	Value
	Administrative and Support Services - 1.53%
20,831	PayPal Holdings, Inc. (a)	$754,082
	Automotive Parts and Accessories - Retail - 2.16%
7,082	Advance Auto Parts, Inc.	1,065,912
	Business Services - 2.87%
30,421	Nielsen Holdings PLC	1,417,619
	Cable and Other Subscription Programming - 2.61%
22,850	Comcast Corp. - Class A	1,289,425
	Communications Equipment Manufacturing - 2.84%
20,488	Motorola Solutions, Inc.	1,402,404
	Computer and Electronic Product Manufacturing - 2.51%
11,759	Apple, Inc.	1,237,752
	Computer Systems Design Services - 1.34%
10,990	Cerner Corp. (a)	661,268
	Conglomerates - 3.09%
11,548	Berkshire Hathaway, Inc. - Class B (a)	1,524,798
	Drug Stores - 2.37%
11,965	CVS Caremark Corp.	1,169,818
	General Merchandise Stores - 2.00%
13,769	Dollar General Corp.	989,578
	Insurance Carriers and Related Activities - 2.82%
15,118	Aon PLC	1,394,031
	Internet Based Services - 2.14%
828	Priceline Group, Inc. (a)	1,055,659
	Internet Media - 2.69%
7,013	Baidu, Inc. - ADR (a)	1,325,737
	Investment Advisory Services - 0.47%
4,880	Oaktree Cap Group, LLC	232,874
	Medical Equipment and Supplies - 2.73%
37,911	Smith & Nephew PLC - ADR	1,349,632
	Oil and Gas Support Services - 3.70%
14,100	Baker Hughes, Inc.	650,715
16,887	Schlumberger, Ltd.	1,177,868
		1,828,583
	Pharmaceutical Preparation and Manufacturing - 6.19%
5,628	Allergan PLC (a)	1,758,750
15,449	Baxalta, Inc.	602,974
8,094	Novartis AG - ADR	696,408
		3,058,132
	Property and Casualty Insurance - 3.00%
23,913	American International Group, Inc.	1,481,889
	Rail Transportation - 2.88%
4,626	Canadian Pacific Railway Ltd. (b)	590,277
3,204	Kansas City Southern	239,243
7,589	Union Pacific Corp.	593,460
		1,422,980
	Real Estate Investment Trust - 3.27%
42,203	HCP, Inc.	1,613,843
	Software Publishers - 9.66%
34,550	Microsoft Corp.	1,916,834
37,092	Oracle Corp.	1,354,971
18,923	SAP SE - ADR	1,496,809
		4,768,614

	Telecommunications - 2.34%
20,537	China Mobile Ltd. - ADR	1,156,849
	Transportation Equipment Manufacturing - 1.45%
44,716	Gentex Corp.	715,903
	TOTAL COMMON STOCKS (Cost $30,033,643)	32,917,382

Shares	PREFERRED STOCKS - 7.63%	Value
	Closed-End Funds - 3.00%
28,553	GDL Fund - Series B	1,435,074
1,700	General American Investors Co., Inc. - Series B	45,475
		1,480,549
	Computer and Electronic Product Manufacturing - 1.96%
1,040	Samsung Electronics Co., Ltd. (c)	967,668
	Investment Banking and Brokerage - 2.67%
64,582	Goldman Sachs Group, Inc. - Series D, 4.00%, Callable 3/23/2016 (d)	1,317,473

	TOTAL PREFERRED STOCKS (Cost $3,577,663)	3,765,690

Principal Amount	CONVERTIBLE BONDS - 1.10%	Value
	Blucora, Inc.
$650,000	4.25%, 4/1/2019 (e)	541,938
	TOTAL CONVERTIBLE BONDS (Cost $645,238)	541,938

Principal Amount	CORPORATE BONDS - 1.52%	Value
	Automotive Parts and Accessories - Retail - 0.11%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	54,275
	Computer and Electronic Product Manufacturing - 0.19%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	94,424
	Petroleum and Coal Products Manufacturing - 0.96%
	Murphy Oil USA, Inc.
449,000	6.00%, 8/15/2023	473,695
	Securities and Commodity Contracts Intermediation and Brokerage - 0.26%
	Goldman Sachs Group, inc.
179,900	4.00%, 6/1/2043 (d)	126,642
	TOTAL CORPORATE BONDS (Cost $749,287)	749,036

Principal Amount	MUNICIPAL BONDS - 2.30%	Value

	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,324
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	86,130
135,000	7.875%, 2/1/2026, Series 2011B	149,575
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	75,730
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	143,844
25,000	5.60%, 11/1/2020	28,643
75,000	6.65%, 3/1/2022, Series 2010	90,308
420,000	7.95%, 3/1/2036, Series 2010	502,870
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	48,742
	TOTAL MUNICIPAL BONDS (Cost $1,136,878)	1,136,166

	MONEY MARKET FUNDS - 20.82%
10,281,665	First American Tax Free Obligations Fund - Class Z, 0.00% (f)	10,281,665
	TOTAL MONEY MARKET FUNDS (Cost $10,281,665)	10,281,665

	Total Investments in Securities (Cost $46,424,374) - 100.03%	49,391,877
	Liabilities in Excess of Other Assets - (0.03)%	(13,538)
	TOTAL NET ASSETS - 100.00%	$49,378,339

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Variable rate security.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  Scharf Investments, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of December 31, 2015, the value of these investments was $541,938 or 1.10% of total net assets.

(f)	Rate shown is the 7-day annualized yield as of December 31, 2015.

Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 90.89%	Value
	Automotive Parts and Accessories - Retail - 2.42%
3,510	Advance Auto Parts, Inc.	$528,290
	Business Services - 3.41%
16,015	Nielsen Holdings PLC	746,299
	Cable and Other Subscription Programming - 2.79%
10,795	Comcast Corp. - Class A	609,162
	Computer and Electronic Product Manufacturing - 5.31%
6,793	Apple, Inc.	715,031
840	Samsung Electronics Co., Ltd. (c)	446,460
		1,161,491
	Computer Systems Design Services - 2.56%
9,300	Cerner Corp. (a)	559,581
	Conglomerates - 3.97%
6,572	Berkshire Hathaway, Inc. - Class B (a)	867,767
	Financial Services - 1.55%
3,485	Mastercard, Inc. - Class A	339,300
	Food Services and Drinking Places - 2.89%
8,645	Yum! Brands, Inc.	631,517
	Household Products - 6.83%
68,000	Hengan International Group Co., Ltd. (b)	642,267
429,500	Vinda International Holdings, Ltd. (b)	851,236
		1,493,503
	Insurance Carriers and Related Activities - 4.03%
9,552	Aon PLC	880,790
	Internet Based Services - 3.90%
669	Priceline Group, Inc. (a)	852,941
	Internet Media - 4.71%
5,442	Baidu, Inc. - ADR (a)	1,028,756
	Medical Equipment and Supplies - 2.15%
26,350	Smith & Nephew PLC (b)	469,252
	Oil and Gas Support Services - 6.36%
14,496	Baker Hughes, Inc.	668,990
7,029	Halliburton Co.	239,267
6,930	Schlumberger, Ltd.	483,368
		1,391,625
	Pharmaceutical Preparation and Manufacturing - 4.93%
3,450	Allergan PLC (a)	1,078,125
	Property and Casualty Insurance - 4.09%
14,446	American International Group, Inc.	895,219
	Rail Transportation - 5.65%
3,050	Canadian Pacific Railway Ltd. (b)	389,180
5,699	Kansas City Southern	425,544
5,390	Union Pacific Corp.	421,498
		1,236,222
	Software Publishers - 13.54%
20,657	Microsoft Corp.	1,146,050
26,484	Oracle Corp.	967,461
10,721	SAP SE - ADR	848,031
		2,961,542

	Telecommunications - 6.26%
14,190	China Mobile Ltd. - ADR	799,323
22,598	SoftBank Corp. - ADR (a)	569,130
		1,368,453
	Transportation Equipment Manufacturing - 3.54%
48,274	Gentex Corp.	772,867

	TOTAL COMMON STOCKS (Cost $19,939,239)	19,872,702

Shares	PREFERRED STOCKS - 2.35%	Value
	Computer and Electronic Product Manufacturing - 2.35%
552	Samsung Electronics Co., Ltd. (c)	513,609
	TOTAL PREFERRED STOCKS (Cost $485,614)	513,609

	WARRANTS - 1.61%
8,900	JPMorgan Chase & Co.	210,841
	Expiration: October 28, 2018, Exercise Price: $42.25

5,988	American International Group, Inc.	142,275
	Expiration: January 19, 2021, Exercise Price: $44.90
	TOTAL WARRANTS (Cost $357,290)	353,116

	MONEY MARKET FUNDS - 4.69%
1,025,084	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	1,025,084
	TOTAL MONEY MARKET FUNDS (Cost $1,025,084)	1,025,084

	Total Investments in Securities (Cost $21,807,227) - 99.54%	21,764,511
	Other Assets in Excess of Liabilities - 0.46%	101,247
	TOTAL NET ASSETS - 100.00%	$21,865,758

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2015.

	COUNTRY ALLOCATION
	Country	% of Net Assets
	United States	69.9%
	China	11.3%
	Republic of Korea	4.4%
	Germany	3.9%
	Hong Kong	3.9%
	Japan	2.6%
	United Kingdom	2.2%
	Canada	1.8%
		100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 74.75%	Value
	Administrative and Support Services - 2.07%
2,535	PayPal Holdings, Inc. (a)	$91,767
	Automotive Parts and Accessories - Retail - 2.61%
769	Advance Auto Parts, Inc.	115,742
	Business Services - 3.60%
3,422	Nielsen Holdings PLC	159,465
	Cable and Other Subscription Programming - 3.12%
2,452	Comcast Corp - Class A	138,366
	Communications Equipment Manufacturing - 3.52%
2,280	Motorola Solutions, Inc.	156,066
	Computer and Electronic Product Manufacturing - 3.00%
1,262	Apple, Inc.	132,838
	Computer Systems Design Services - 1.61%
1,188	CernerCorp.	71,482
	Conglomerates - 3.73%
1,254	Berkshire Hathaway, Inc. - Class B (a)	165,578
	Drug Stores - 3.22%
1,460	CVS Caremark Corp.	142,744
	General Merchandise Stores - 3.12%
1,924	Dollar General Corp.	138,278
	Insurance Carriers and Related Activities - 3.41%
1,642	Aon PLC	151,409
	Internet Based Services - 2.59%
90	Priceline Group, Inc. (a)	114,746
	Internet Media - 3.24%
760	Baidu, Inc. - ADR (a)	143,670
	Medical Equipment and Supplies - 3.32%
4,131	Smith & Nephew PLC - ADR	147,064
	Oil and Gas Support Services - 3.81%
1,507	Baker Hughes, Inc.	69,548
1,424	Schlumberger, Ltd.	99,324
		168,872
	Pharmaceutical Preparation and Manufacturing - 6.01%
612	Allergan PLC (a)	191,250
874	Novartis AG - ADR	75,199
		266,449
	Property and Casualty Insurance - 3.53%
2,525	American International Group, Inc.	156,474
	Rail Transportation - 2.97%
666	Canadian Pacific Railway Ltd. (b)	84,982
599	Union Pacific Corp.	46,842
		131,824
	Software Publishers - 11.72%
3,873	Microsoft Corp.	214,874
3,756	Oracle Corp.	137,207
2,115	SAP SE - ADR	167,297
		519,378
	Telecommunications - 2.76%
2,172	China Mobile Ltd. - ADR	122,349
	Transportation Equipment Manufacturing - 1.79%
4,949	Gentex Corp.	79,233

	TOTAL COMMON STOCKS (Cost $2,882,161)	3,313,794

Shares	EXCHANGE-TRADED FUNDS - 9.39%	Value
20,880	ProShares UltraShort S&P500 (a)	416,138
	TOTAL EXCHANGE-TRADED FUNDS (Cost $409,751)	416,138

	Total Investments in Securities (Cost $3,291,912) - 84.14%	3,729,932
	Other Assets in Excess of Liabilities - 15.86%	703,175
	TOTAL NET ASSETS - 100.00%	$4,433,107

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

Scharf Funds
Notes to Schedule of Investments
December 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Other derivative instruments, including rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2015:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$33,067,173	$-	$-	$33,067,173
Consumer Discretionary	28,967,071	-	-	28,967,071
Consumer Staples	18,482,050	-	-	18,482,050
Energy	15,737,274	-	-	15,737,274
Finance and Insurance	65,173,063	-	-	65,173,063
Healthcare	57,873,634	-	-	57,873,634
Industrial	21,685,769	-	-	21,685,769
Information	19,231,344	-	-	19,231,344
Information Technology	112,513,853	-	-	112,513,853
Manufacturing	17,946,084	-	-	17,946,084
Mining	2,905,225	-	-	2,905,225
Professional, Scientific, and Technical Services	20,599,577	-	-	20,599,577
Retail Trade	17,030,243	-	-	17,030,243
Telecommunications	17,080,495	-	-	17,080,495
Total Common Stocks	448,292,855	-	-	448,292,855
Preferred Stocks
Computer and Electronic Product Manufacturing	8,415,927	-	-	8,415,927
Total Preferred Stocks	8,415,927	-	-	8,415,927
Money Market Funds	46,520,945	-	-	46,520,945
Total Investments in Securities	$503,229,727	$-	$-	$503,229,727

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$2,460,456	$-	$-	$2,460,456
Consumer Discretionary	1,781,815	-	-	1,781,815
Consumer Staples	1,169,818	-	-	1,169,818
Energy	1,177,868	-	-	1,177,868
Finance and Insurance	4,633,591	-	-	4,633,591
Healthcare	4,407,764	-	-	4,407,764
Industrial	1,422,980	-	-	1,422,980
Information	1,289,425	-	-	1,289,425
Information Technology	7,993,372	-	-	7,993,372
Manufacturing	1,402,404	-	-	1,402,404
Professional, Scientific, and Technical Services	1,417,619	-	-	1,417,619
Real Estate	1,613,843	-	-	1,613,843
Retail Trade	989,578	-	-	989,578
Telecommunications	1,156,849	-	-	1,156,849
Total Common Stocks	32,917,382	-	-	32,917,382
Preferred Stocks
Closed-End Funds	1,480,549	-	-	1,480,549
Computer and Electronic Product Manufacturing	967,668	-	-	967,668
Finance and Insurance	1,317,473	-	-	1,317,473
Total Preferred Stocks	3,765,690	-	-	3,765,690
Fixed Income
Convertible Bonds	-	541,938	-	541,938
Corporate Bonds	-	749,036	-	749,036
Municipal Bonds	-	1,136,166	-	1,136,166
Total Fixed Income	-	2,427,140	-	2,427,140
Money Market Funds	10,281,665	-	-	10,281,665
Total Investments in Securities	$46,964,737	$2,427,140	$-	$49,391,877

Scharf Global Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$631,517	$-	$-	$631,517
Administrative Support and Waste Management	1,521,932	-	-	1,521,932
Consumer Discretionary	1,301,157	-	-	1,301,157
Consumer Staples	1,493,503	-	-	1,493,503
Energy	722,635	-	-	722,635
Finance and Insurance	2,983,075	-	-	2,983,075
Healthcare	1,547,377	-	-	1,547,377
Industrial	1,236,222	-	-	1,236,222
Information	609,162	-	-	609,162
Information Technology	5,711,370	-	-	5,711,370
Professional, Scientific, and Technical Services	746,299	-	-	746,299
Telecommunications	1,368,453	-	-	1,368,453
Total Common Stocks	19,872,702	-	-	19,872,702
Preferred Stocks
Computer and Electronic Product Manufacturing	513,609	-	-	513,609
Total Preferred Stocks	513,609	-	-	513,609
Warrants	353,116	-	-	353,116
Money Market Funds	1,025,084	-	-	1,025,084
Total Investments in Securities	$21,764,511	$-	$-	$21,764,511

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$276,061	$-	$-	$276,061
Consumer Discretionary	194,975	-	-	194,975
Consumer Staples	142,744	-	-	142,744
Energy	99,324	-	-	99,324
Finance and Insurance	473,461	-	-	473,461
Healthcare	413,513	-	-	413,513
Industrial	131,824	-	-	131,824
Information	138,366	-	-	138,366
Information Technology	867,368	-	-	867,368
Manufacturing	156,066	-	-	156,066
Professional, Scientific, and Technical Services	159,465	-	-	159,465
Retail Trade	138,278	-	-	138,278
Telecommunications	122,349	-	-	122,349
Total Common Stocks	3,313,794	-	-	3,313,794
Exchange-Traded Funds	416,138	-	-	416,138
Total Investments in Securities	$3,729,932	$-	$-	$3,729,932

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended December 31, 2015.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Funds did not invest in derivative instruments during the period ended December 31, 2015.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2015, was as follows*:

Scharf Fund

Cost of investments	$484,684,499

Gross unrealized appreciation	38,784,998
Gross unrealized depreciation	(20,239,770)
Net unrealized appreciation	$18,545,228

Scharf Balanced Opportunity Fund

Cost of investments	$46,433,080

Gross unrealized appreciation	4,436,346
Gross unrealized depreciation	(1,477,549)
Net unrealized appreciation	$2,958,797

Scharf Global Opportunity Fund

Cost of investments	$20,690,525

Gross unrealized appreciation	2,105,970
Gross unrealized depreciation	(1,031,984)
Net unrealized appreciation	$1,073,986

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The Scharf Alpha Opportunity Fund commenced operations on December 31, 2015. The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows**:

Scharf Alpha Opportunity Fund

Cost of investments	$3,291,912

Gross unrealized appreciation	541,438
Gross unrealized depreciation	(103,418)
Net unrealized appreciation	$438,020

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President

Date 2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President

Date 2/26/2016

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 2/26/2016

* Print the name and title of each signing officer under his or her signature.